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38906-Q1PH

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Schedule of Investments
(unaudited)
Putnam Large Cap Value Fund 2
Notes to Schedule of Investments 9

Putnam Large Cap Value Fund
Schedule of Investments (unaudited), January 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 95.2%
Aerospace & Defense 3.1%
Northrop Grumman Corp. ............................................. 1,024,345 $ 709,113,070
RTX Corp. ........................................................ 3,822,292 768,013,132
1,477,126,202
Air Freight & Logistics 1.6%
a
FedEx Corp. ....................................................... 2,376,070 765,688,558
Automobiles 2.5%
General Motors Co. .................................................. 13,936,071 1,170,629,964
Banks 8.6%
Bank of America Corp. ............................................... 19,389,774 1,031,535,977
Citigroup, Inc. ...................................................... 15,639,762 1,809,676,861
JPMorgan Chase & Co. ............................................... 1,640,781 501,898,500
PNC Financial Services Group, Inc. (The) ................................. 3,055,550 682,304,315
4,025,415,653
Beverages 2.3%
Coca-Cola Co. (The) ................................................. 14,164,580 1,059,652,230
Biotechnology 2.6%
AbbVie, Inc. ....................................................... 1,882,466 419,808,743
Regeneron Pharmaceuticals, Inc. ....................................... 1,082,054 802,288,938
1,222,097,681
Broadline Retail 2.3%
b
Amazon.com, Inc. ................................................... 4,604,495 1,101,855,653
b
Building Products 0.6%
Johnson Controls International plc ....................................... 2,480,998 295,883,821
Capital Markets 5.9%
BlackRock, Inc. ..................................................... 430,142 481,303,089
Charles Schwab Corp. (The) ........................................... 7,845,157 815,268,715
CME Group, Inc. .................................................... 2,123,214 613,736,239
Goldman Sachs Group, Inc. (The) ....................................... 722,670 675,992,745
State Street Corp. ................................................... 1,901,155 248,785,143
2,835,085,931
Chemicals 2.6%
Corteva, Inc. ....................................................... 9,244,828 673,023,478
DuPont de Nemours, Inc. ............................................. 4,158,185 182,627,485
Eastman Chemical Co. ............................................... 2,248,396 155,858,811
a
PPG Industries, Inc. ................................................. 2,160,060 249,767,738
1,261,277,512
Communications Equipment 3.0%
a
Cisco Systems, Inc. ................................................. 17,898,573 1,401,816,237
Construction Materials 1.4%
CRH plc .......................................................... 5,544,658 678,721,586
Consumer Finance 2.1%
Capital One Financial Corp. ........................................... 4,481,978 981,239,444
Consumer Staples Distribution & Retail 3.6%
a,b
BJ's Wholesale Club Holdings, Inc. ...................................... 2,590,405 239,457,038
Target Corp. ....................................................... 2,486,509 262,252,104

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................................................... 9,677,025 $ 1,152,920,759
1,654,629,901
Containers & Packaging 0.4%
Ball Corp. ......................................................... 3,177,756 180,718,984
Diversified Telecommunication Services 0.4%
Comcast Corp., A ................................................... 5,655,166 168,241,188
Electric Utilities 3.9%
NextEra Energy, Inc. ................................................. 11,993,454 1,054,224,607
NRG Energy, Inc. ................................................... 2,572,757 392,679,901
PPL Corp. ......................................................... 11,662,528 422,766,640
1,869,671,148
Financial Services 1.0%
a
Apollo Global Management, Inc. ........................................ 3,609,785 485,660,474
Health Care Equipment & Supplies 1.2%
Becton Dickinson & Co. ............................................... 2,877,939 585,603,028
Health Care Providers & Services 3.2%
McKesson Corp. .................................................... 1,163,593 967,190,138
UnitedHealth Group, Inc. .............................................. 1,820,910 522,473,706
1,489,663,844
Hotels, Restaurants & Leisure 1.2%
Hilton Worldwide Holdings, Inc. ......................................... 1,863,348 556,228,011
Household Durables 1.8%
PulteGroup, Inc. .................................................... 6,766,632 846,437,997
Household Products 1.5%
Procter & Gamble Co. (The) ........................................... 4,617,016 700,724,518
Industrial Conglomerates 2.0%
Honeywell International, Inc. ........................................... 4,101,046 933,069,986
Industrial REITs 1.0%
Prologis, Inc. ....................................................... 3,508,541 458,075,113
Insurance 2.1%
Allstate Corp. (The) .................................................. 2,924,776 582,001,176
American International Group, Inc. ...................................... 5,843,102 437,531,478
1,019,532,654
Interactive Media & Services 4.0%
a
Alphabet, Inc., A .................................................... 5,569,072 1,882,346,336
IT Services 1.7%
Accenture plc, A .................................................... 2,988,260 787,824,866
Life Sciences Tools & Services 2.0%
a
Thermo Fisher Scientific, Inc. .......................................... 1,620,718 937,763,642
Machinery 2.1%
a
Ingersoll Rand, Inc. .................................................. 5,267,655 453,492,419
Otis Worldwide Corp. ................................................ 6,101,865 521,221,308
974,713,727

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Media 0.4%
a,b
Charter Communications, Inc., A ........................................ 877,134 $ 180,794,860
b
Metals & Mining 1.6%
Freeport-McMoRan, Inc. .............................................. 12,243,672 737,436,365
Office REITs 0.5%
a
Vornado Realty Trust ................................................. 7,826,800 249,518,384
Oil, Gas & Consumable Fuels 5.8%
ConocoPhillips ..................................................... 4,199,380 437,701,377
Exxon Mobil Corp. ................................................... 9,154,801 1,294,488,861
Shell plc .......................................................... 13,550,035 522,047,326
Valero Energy Corp. ................................................. 2,627,247 476,661,423
2,730,898,987
Passenger Airlines 1.8%
Southwest Airlines Co. ............................................... 18,025,315 856,562,969
Pharmaceuticals 3.3%
AstraZeneca plc, ADR ................................................ 6,798,758 630,720,780
a
Novo Nordisk A/S, ADR ............................................... 7,490,835 445,180,324
Sanofi SA ......................................................... 5,534,964 522,078,470
1,597,979,574
Semiconductors & Semiconductor Equipment 1.5%
Marvell Technology, Inc. .............................................. 5,141,654 405,779,334
QUALCOMM, Inc. ................................................... 1,963,047 297,578,295
703,357,629
Software 2.3%
Microsoft Corp. ..................................................... 2,541,450 1,093,560,521
Specialized REITs 0.3%
American Tower Corp. ................................................ 791,425 141,886,674
Technology Hardware, Storage & Peripherals 1.3%
a
Seagate Technology Holdings plc ....................................... 1,479,915 603,346,546
Textiles, Apparel & Luxury Goods 0.2%
b
Lululemon Athletica, Inc. .............................................. 546,397 95,346,276
b
Tobacco 2.4%
Philip Morris International, Inc. ......................................... 6,399,873 1,148,393,211
Trading Companies & Distributors 0.9%
United Rentals, Inc. .................................................. 544,816 426,078,801
Wireless Telecommunication Services 1.2%
T-Mobile US, Inc. ................................................... 2,746,143 541,566,861
Total Common Stocks (Cost $29,442,178,189) ...................................
44,914,123,547
a a a a
Short Term Investments 5.4%
a
Management Investment Companies 0.4%
c,d
Putnam Short Term Investment Fund, Class P, 3.863% ....................... 168,101,440 168,101,440
Total Management Investment Companies (Cost $168,101,440) ...................
168,101,440

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Certificates of Deposit 0.0%
†
KBC Asset Management SA, 3.9%,12/10/26 ............................... $ 4,775,000 $ 4,780,620
Total Certificates of Deposit (Cost $4,775,000) ..................................
4,780,620
Commercial Papers 2.8%
e
Atlantic Asset Securitization LLC ,
f
144A, 4.06%, 2/10/26 ................................................ 65,000,000 64,926,738
f
144A, 3.93%, 2/17/26 ................................................ 50,000,000 49,907,400
f
144A, 3.92%, 2/18/26 ................................................ 30,000,000 29,941,320
f
144A, 3.88%, 2/23/26 ................................................ 19,000,000 18,952,962
163,728,420
e
Barclays Bank plc ,
f
144A, 4.01%, 2/12/26 ................................................ 100,000,000 99,866,410
f
144A, 3.88%, 4/13/26 ................................................ 12,750,000 12,651,842
112,518,252
e
Canadian Imperial Bank of Commerce ,
f
144A, 4.41%, 2/05/26 ................................................ 100,000,000 99,938,800
4.29%, 2/06/26 ..................................................... 100,000,000 99,928,500
199,867,300
e,f
Chariot Funding LLC, 144A, 3.88%,2/24/26 ................................ 75,000,000 74,806,530
e,f
Chevron Corp., 144A, 4.85%,2/03/26 .................................... 35,500,000 35,485,658
e
Cooperatieve Rabobank UA, 3.75%,6/10/26 ............................... 8,000,000 7,893,046
e
Exxon Mobil Corp., 3.82%,2/20/26 ....................................... 21,000,000 20,955,484
e
Manhattan Asset Funding Co. LLC ,
f
144A, 5.52%, 2/02/26 ................................................ 25,000,000 24,992,337
f
144A, 4.91%, 2/03/26 ................................................ 25,000,000 24,989,775
f
144A, 4.31%, 2/06/26 ................................................ 30,000,000 29,978,475
f
144A, 3.99%, 2/13/26 ................................................ 50,000,000 49,928,125
129,888,712
e
MUFG Bank Ltd., 3.77%,5/11/26 ........................................ 10,000,000 9,896,330
e,f
Nestle Finance International Ltd., 144A, 4%,2/10/26 ......................... 75,000,000 74,916,863
e,f
NRW Bank, 144A, 4.53%,2/04/26 ....................................... 50,000,000 49,974,830
e,f
Province of Quebec Canada, 144A, 3.78%,2/25/26 .......................... 50,000,000 49,869,095
e
Sheffield Receivables Co. LLC ,
f
144A, 4.1%, 2/09/26 ................................................. 8,000,000 7,991,799
f
144A, 4.01%, 2/12/26 ................................................ 50,000,000 49,933,185
57,924,984
e
Sumitomo Mitsui Trust Bank Ltd., 3.78%,3/31/26 ............................ 21,231,000 21,100,162
e
Toronto-Dominion Bank (The) ,
f
144A, 4.05%, 2/12/26 ................................................ 16,000,000 15,978,405
f
144A, 3.97%, 2/17/26 ................................................ 50,000,000 49,906,550
65,884,955
e
TotalEnergies Capital SA ,
f
144A, 3.89%, 2/19/26 ................................................ 5,000,000 4,989,756
f
144A, 4.01%, 2/12/26 ................................................ 100,000,000 99,866,370
3.85%, 2/25/26 ..................................................... 100,000,000 99,733,680
204,589,806
e,f
Victory Receivables Corp., 144A, 5.49%,2/02/26 ............................ 25,000,000 24,992,380

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Commercial Papers
(continued)
e
TotalEnergies Capital SA, (continued)
e,f
Walmart, Inc., 144A, 4.03%,2/09/26 ...................................... $ 25,000,000 $ 24,974,818
Total Commercial Papers (Cost $1,329,525,358) .................................
1,329,267,625
U.S. Government and Agency Securities 0.4%
e
U.S. Treasury Bills ,
2.15%, 2/05/26 ................................................... 50,000,000 49,985,054
g
3.51%, 4/23/26 ................................................... 35,600,000 35,317,712
g
3.54%, 7/16/26 ................................................... 67,100,000 66,022,486
151,325,252
Total U.S. Government and Agency Securities (Cost $151,310,062) ................
151,325,252
Time Deposits 0.1%
Australia & New Zealand Banking Group Ltd., 3.65%, 2/02/26 .................. 50,000,000 50,000,000
Total Time Deposits (Cost $50,000,000) ........................................
50,000,000
Repurchase Agreements 1.3%
h,i
Joint tri-party repurchase agreement with Bank of Nova Scotia (The), 3.66%, 2/02/26
(Maturity Value $7,203,442)
Collateralized by U.S. Treasuries , 0.125% - 4.5%, 4/15/26 - 2/15/50 (valued at
$7,347,524) ...................................................... 7,201,245 7,201,245
h,i
Joint tri-party repurchase agreement with Barclays Capital, Inc., 3.66%, 2/02/26
(Maturity Value $24,011,472)
Collateralized by U.S. Treasury Notes, 4.125%, 5/31/32 (valued at $24,491,716) .. 24,004,151 24,004,151
h,i
Joint tri-party repurchase agreement with BNP Paribas SA, 3.67%, 2/02/26 (Maturity
Value $41,157,384)
Collateralized by U.S. Government and Agency Securities, 1.917% - 7%, 1/1/29 -
1/1/56 , Agency Mortgage-Backed Securities, 4%, 2/20/50 and  U.S. Treasuries,
3.375% - 4.5%, 2/15/44 - 11/15/48 (valued at $41,980,532) .................. 41,144,800 41,144,800
h,i
Joint tri-party repurchase agreement with BofA Securities, Inc., 3.67%, 2/02/26
(Maturity Value $33,911,431)
Collateralized by U.S. Government and Agency Securities, 1.5% - 6.5%, 1/1/36
- 12/1/55 and Agency Mortgage-Backed Securities, 6%, 11/20/65 (valued at
$34,579,084) ..................................................... 33,901,063 33,901,063
h,i
Joint tri-party repurchase agreement with Citigroup Global Markets, Inc., 3.67%,
2/02/26 (Maturity Value $31,562,386)
Collateralized by U.S. Government and Agency Securities, 1.4% - 4.25%, 2/5/27
- 4/13/46 and  Agency Mortgage-Backed Securities, 5.35%, 2/15/67 (valued at
$32,187,307) ..................................................... 31,552,737 31,552,737
h,i
Joint tri-party repurchase agreement with HSBC Securities USA, Inc., 3.68%, 2/02/26
(Maturity Value $144,069,074)
Collateralized by U.S. Government and Agency Securities, 2% - 7.5%, 2/1/30 -
12/1/55 (valued at $146,950,456) ...................................... 144,024,907 144,024,906
Tri-party repurchase agreement with J.P. Morgan Securities LLC, 3.67%, 2/02/26
(Maturity Value $250,076,458)
Collateralized by U.S. Government and Agency Securities, 1.46% - 7%, 8/1/28 -
9/1/56 (valued at $255,077,988) ....................................... 250,000,000 250,000,000
Tri-party repurchase agreement with J.P. Morgan Securities LLC, 3.66%, 2/02/26
(Maturity Value $100,030,500)
Collateralized by U.S. Treasury Notes, 4.625%, 9/30/28 (valued at $102,031,143) . 100,000,000 100,000,000
Total Repurchase Agreements (Cost $631,828,902) ..............................
631,828,902

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At January 31, 2026, the Fund had the following futures contracts outstanding.
Short Term Investments
(continued)
a a
Shares a Value
a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
c,d
Putnam Cash Collateral Pool, LLC, 3.878% ................................ 200,025,458 $ 200,025,458
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$200,025,458) ...............................................................
200,025,458
Total Short Term Investments (Cost $2,535,566,220) .............................
2,535,329,297
a
Total Investments (Cost $31,977,744,409) 100.6% ...............................
$47,449,452,844
Floating Rate Notes Issued 0.0% ..............................................
—
Other Assets, less Liabilities (0.6)% ...........................................
(286,275,385)
Net Assets 100.0% ...........................................................
$47,163,177,459
a
A portion or all of the security is on loan at January 31, 2026.
b
Non -income producing.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
c
The rate shown represents the yield at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $1,069,760,423, representing 2.3% of net assets.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At January 31, 2026, the aggregate value of these securities pledged amounted to $99,456,231, representing 0.2% of net assets.
f
See Note
3
regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
At January 30, 2026, all repurchase agreements had been entered into on that date.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 30, 2026, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 2,499 $ 870,370,462 3/20/26 $ 1,838,915
Total Futures Contracts ...................................................................... $1,838,915
*
As of period end.

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At January 31, 2026, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 12.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BZWS Sell 143,955,900 193,355,101 3/17/26 $ — $ (3,616,590)
British Pound ...... CITI Sell 117,302,800 157,555,432 3/17/26 — (2,947,409)
British Pound ...... GSCO Sell 166,704,700 223,911,085 3/17/26 — (4,187,289)
British Pound ...... HSBK Sell 92,823,400 124,672,501 3/17/26 — (2,335,715)
British Pound ...... JPHQ Sell 22,285,300 29,930,883 3/17/26 — (561,603)
British Pound ...... MSCO Sell 84,445,900 112,741,357 3/17/26 — (2,804,110)
British Pound ...... SSBT Sell 71,307,200 95,200,531 3/17/26 — (2,367,542)
British Pound ...... TDOM Sell 24,324,000 32,474,972 3/17/26 — (807,022)
British Pound ...... WPAC Sell 24,693,300 32,968,321 3/17/26 — (818,978)
Danish Krone ...... MSCO Sell 2,604,263,500 411,498,530 3/17/26 — (2,857,659)
Euro ............. BOFA Sell 44,748,900 52,850,272 3/17/26 — (297,916)
Euro ............. GSCO Sell 42,731,300 50,469,725 3/17/26 — (282,163)
Euro ............. HSBK Sell 117,239,200 138,458,909 3/17/26 — (785,877)
Euro ............. JPHQ Sell 73,137,200 86,371,486 3/17/26 — (493,434)
Euro ............. SSBT Sell 50,452,700 59,488,274 3/17/26 — (434,307)
Euro ............. UBSW Sell 102,365,900 120,697,585 3/17/26 — (882,210)
Total Forward Exchange Contracts ................................................... — $(26,479,824)
Net unrealized appreciation (depreciation) ............................................ $(26,479,824)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Putnam Large Cap Value Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Large Cap Value Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Large Cap Value Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Large Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund , Class P , 3.863% ...... $183,330,413 $134,571,772 $(149,800,745) $— $— $168,101,440 168,101,440 $1,688,108
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC , 3.878% ............. $119,486,204 $530,598,065 $(450,058,811) $— $— $200,025,458 200,025,458 $1,384,518
Total Affiliated Securities ... $302,816,617 $665,169,837 $(599,859,556) $— $— $368,126,898 $3,072,626
Level 1 Level 2 Level 3 Total
Putnam Large Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 1,477,126,202 $ — $ — $ 1,477,126,202
Air Freight & Logistics ................... 765,688,558 — — 765,688,558
Automobiles .......................... 1,170,629,964 — — 1,170,629,964
Banks ............................... 4,025,415,653 — — 4,025,415,653
Beverages ........................... 1,059,652,230 — — 1,059,652,230

Putnam Large Cap Value Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Large Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Biotechnology ......................... $ 1,222,097,681 $ — $ — $ 1,222,097,681
Broadline Retail ....................... 1,101,855,653 — — 1,101,855,653
Building Products ...................... 295,883,821 — — 295,883,821
Capital Markets ........................ 2,835,085,931 — — 2,835,085,931
Chemicals ........................... 1,261,277,512 — — 1,261,277,512
Communications Equipment .............. 1,401,816,237 — — 1,401,816,237
Construction Materials .................. 678,721,586 — — 678,721,586
Consumer Finance ..................... 981,239,444 — — 981,239,444
Consumer Staples Distribution & Retail ...... 1,654,629,901 — — 1,654,629,901
Containers & Packaging ................. 180,718,984 — — 180,718,984
Diversified Telecommunication Services ..... 168,241,188 — — 168,241,188
Electric Utilities ........................ 1,869,671,148 — — 1,869,671,148
Financial Services ...................... 485,660,474 — — 485,660,474
Health Care Equipment & Supplies ......... 585,603,028 — — 585,603,028
Health Care Providers & Services .......... 1,489,663,844 — — 1,489,663,844
Hotels, Restaurants & Leisure ............. 556,228,011 — — 556,228,011
Household Durables .................... 846,437,997 — — 846,437,997
Household Products .................... 700,724,518 — — 700,724,518
Industrial Conglomerates ................ 933,069,986 — — 933,069,986
Industrial REITs ....................... 458,075,113 — — 458,075,113
Insurance ............................ 1,019,532,654 — — 1,019,532,654
Interactive Media & Services .............. 1,882,346,336 — — 1,882,346,336
IT Services ........................... 787,824,866 — — 787,824,866
Life Sciences Tools & Services ............ 937,763,642 — — 937,763,642
Machinery ............................ 974,713,727 — — 974,713,727
Media ............................... 180,794,860 — — 180,794,860
Metals & Mining ....................... 737,436,365 — — 737,436,365
Office REITs .......................... 249,518,384 — — 249,518,384
Oil, Gas & Consumable Fuels ............. 2,208,851,661 522,047,326 — 2,730,898,987
Passenger Airlines ..................... 856,562,969 — — 856,562,969
Pharmaceuticals ....................... 1,075,901,104 522,078,470 — 1,597,979,574
Semiconductors & Semiconductor Equipment . 703,357,629 — — 703,357,629
Software ............................. 1,093,560,521 — — 1,093,560,521
Specialized REITs ...................... 141,886,674 — — 141,886,674
Technology Hardware, Storage & Peripherals . 603,346,546 — — 603,346,546
Textiles, Apparel & Luxury Goods .......... 95,346,276 — — 95,346,276
Tobacco ............................. 1,148,393,211 — — 1,148,393,211
Trading Companies & Distributors .......... 426,078,801 — — 426,078,801
Wireless Telecommunication Services ....... 541,566,861 — — 541,566,861
Short Term Investments ................... 168,101,440 2,367,227,857 — 2,535,329,297
Total Investments in Securities ........... $44,038,099,191 $3,411,353,653
b
$— $47,449,452,844
Other Financial Instruments:
Futures Contracts ....................... $1,838,915 $— $— $1,838,915
Total Other Financial Instruments ......... $1,838,915 $— $— $1,838,915
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 26,479,824 — 26,479,824
Total Other Financial Instruments ......... $— $26,479,824 $— $26,479,824
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $1,044,125,796, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Large Cap Value Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.